Stockholders' (Deficit) Equity - Common and Preferred Stock Level 1 (Notes)	12 Months Ended
Dec. 31, 2010
Stockholders' (Deficit) Equity - Common and Preferred Stock [Abstract]
Preferred Stock [Text Block]
Stockholders' (Deficit) Equity - Common and Preferred Stock

On December 31, 2008, our authorized capital stock consisted of common stock, Class B stock and Series A Preferred Stock. At such time, our common stock was entitled to one vote per share while Class B stock was entitled to 50 votes per share. Class B stock was convertible to common stock on a share-for-share basis. As of December 31, 2010, we have only common stock outstanding.

On March 3, 2008 and March 24, 2008, we announced the closing of the sale and issuance of 7,143 shares (14,286 shares in the aggregate) of our common stock to Gores at a price of $1.75 per share for an aggregate purchase amount of $25,000.

On June 19, 2008, we completed a $75,000 private placement of the Series A Preferred Stock with an initial conversion price of $3.00 per share and four-year warrants to purchase an aggregate of 10,000 shares of our common stock in three approximately equal tranches with exercise prices of $5.00, $6.00 and $7.00 per share, respectively, to Gores.

On April 23, 2009, as part of the Refinancing, we entered into a Purchase Agreement with Gores pursuant to which Gores purchased 25 shares of Series B Preferred Stock for an aggregate purchase price of $25,000. In exchange for the then outstanding shares of Series A Preferred Stock held by Gores, we issued 75 shares of Series A-1 Preferred Stock. On such date, our participating debt holders exchanged their outstanding debt for: (1) $117,500 of Senior Notes, (2) 34,962 shares of Series B Preferred Stock and (3) a one-time cash payment of $25,000.

On July 9, 2009, Gores converted 3.5 shares of Series A-1 Preferred Stock into 103,513 shares of common stock (such number does not take into account the 200 for 1 reverse stock split).  Also on July 9, 2009, pursuant to the terms of our Certificate of Incorporation, the 292 outstanding shares of our Class B stock were automatically converted into 292 shares of common stock (such number does not take into account the 200 for 1 reverse stock split) because as a result of the aforementioned conversion by Gores, the voting power of the Class B stock, as a group, fell below ten percent of the aggregate voting power of issued and outstanding shares of common stock and Class B stock.

On August 3, 2009 at a special meeting of stockholders, certain amendments to our Charter were approved by our stockholders. Such amendments consist of an increase in the number of authorized shares of our common stock from 300,000 to 5,000,000 and a two hundred to one (200 for 1) reverse stock split which was approved and effective on August 3, 2009. Accordingly, the reverse stock split is reflected retrospectively in EPS for all periods presented herein. As contemplated by the terms of our Refinancing, the 71.5 then outstanding shares of Series A-1 Preferred Stock and the 60.0 outstanding shares of Series B Preferred Stock converted into 3,856,184 shares of our common stock, in the aggregate, pursuant to the terms of the Certifications of Designation for the Series A-1 Preferred Stock and Series B Preferred Stock.

On September 7, 2010, Gores purchased 770 shares of common stock for $5,000. Subsequent to December 31, 2010, Gores satisfied the $10,000 Gores equity commitment by purchasing 1,186 shares of common stock at a per share price of $8.43, calculated in accordance with the trailing 30-day weighted average of our common stock's closing price, pursuant to the purchase agreement, dated August 17, 2010, between Gores and us.

In accordance with the authoritative guidance, the Series A Preferred Stock is required to be classified as mezzanine equity because a change on control of the Company could occur without our approval. Accordingly, the redemption of the Series A Preferred Stock was not solely under our control. When the Series A Preferred Stock was outstanding, we determined that such redemption was probable and, accordingly, accreted up to the redemption value of the Series A Preferred Stock.

In accordance with the authoritative guidance, the Series A-1 Preferred Stock and Series B Preferred Stock was also required to be classified as mezzanine equity because the redemption of these instruments was outside of our control.

We have recorded the Preferred Stock at fair value as of the date of issuance and have subsequently accreted changes in the redemption value from the date of issuance to the earliest redemption date using the interest method.

In connection with the Refinancing and the issuance of the Preferred Stock, we had determined that the Preferred Stock contained a BCF that was partially contingent. The BCF is measured as the spread between the effective conversion price and the market price of common stock on the commitment date and then multiplying this spread by the number of conversion shares, as adjusted for the contingent shares. A portion of the BCF had been recognized at issuance and was being amortized using the effective yield method over the period until conversion. The total BCF, which was limited to the carrying value of the Preferred Stock, was $76,887, prior to conversion and upon conversion resulted in, among other effects, a deemed dividend that is included in the earnings per share calculation.

The changes in the carrying amount of Preferred Stock were as follows:

Predecessor Company
	Series A		Series A-1		Series B
	Shares	Book Value	Shares	Book Value	Shares	Book Value

Balance at January 1, 2008	—	—	—	—	—	—
Issuance of Series A Preferred Stock	75.0	70,657	—	—	—	—
Preferred Stock accretion	—	3,081	—	—	—	—
Balance at January 1, 2009	75.0	73,738	—	—	—	—

Preferred Stock accretion	—	6,157	—	—	—	—
Balance at April 23, 2009	75.0	$79,895	—	—	—	—

Successor Company

Balance at April 24, 2009	75.0	$79,895	—	$—	—	$—
April 24, 2009 transactions:
Exchange Series A-1 for Series A	(75.0)	(79,895)	75.0	43,070	—	—
Gores purchase of Series B	—	—	—	—	25.0	14,099
Refinancing issuance of Series B	—	—	—	—	35.0	19,718
Preferred Stock accretion	—	—	—	2,658	—	2,003
July 9, 2009 conversion to common shares	—	—	(3.5)	(2,101)	—	—
August 3, 2009 conversion to common shares	—	—	(71.5)	(43,627)	(60.0)	(35,820)
Beneficial Conversion Feature	—	—	—	43,070	—	33,817
Beneficial Conversion Feature accretion	—	—	—	(43,070)	—	(33,817)
Balance at December 31, 2009	—	$—	—	$—	—	$—

There were no shares of Preferred Stock outstanding during or as of the year ended December 31, 2010.

From December 15, 1998 until our trading suspension on November 24, 2008 and subsequent delisting on March 16, 2009, our common stock was traded on the New York Stock Exchange under the symbol “WON”. On November 20, 2009, we listed our common stock on the NASDAQ Global Market under the symbol “WWON”. In the intervening period, our common stock was traded on the Over the Counter Bulletin Board under the ticker “WWOZ.”